American Beacon Funds American Beacon SiM High Yield Opportunities Fund Supplement dated March 8, 2011 to the Prospectus dated February 14, 2011
American Beacon SiM High Yield Opportunities Fund
The information below supplements the Prospectus dated February 14, 2011 by replacing the A Class Example in the “Fees and Expenses” section on page 1 with the following:
Expense Example (USD $)	Share classes	1 year	3 years
American Beacon SiM High Yield Opportunities Fund	A	605	974

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 14, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 8, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 8, 2011
Prospectus Date	rr_ProspectusDate	Feb 14, 2011
Supplement [TextBlock]	abf809593_SupplementTextBlock	American Beacon Funds American Beacon SiM High Yield Opportunities Fund Supplement dated March 8, 2011 to the Prospectus dated February 14, 2011
American Beacon SiM High Yield Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [TextBlock]	abf809593_SupplementTextBlock	The information below supplements the Prospectus dated February 14, 2011 by replacing the A Class Example in the “Fees and Expenses” section on page 1 with the following:
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	A
1 year	rr_ExpenseExampleYear01	605
3 years	rr_ExpenseExampleYear03	974